Subsequent Events (Details Narrative) (10-K) - USD ($)								1 Months Ended		3 Months Ended			4 Months Ended	12 Months Ended
	May 14, 2020	Apr. 17, 2020	Apr. 10, 2020	Mar. 31, 2020	Feb. 05, 2020	Dec. 23, 2019	Aug. 14, 2019	Apr. 30, 2020	Mar. 31, 2020	Jul. 07, 2020	Mar. 31, 2020	Mar. 31, 2019	May 14, 2020	Dec. 31, 2019	Dec. 31, 2018
Proceeds from subscribed common stock											$ 3,430,000			$ 18,525,000	$ 2,979,000
Warrant to purchase of common stock														108,196
Number of shares services rendered											$ 321,000	$ 388,000		$ 1,778,000	$ 1,545,000
Number of shares issued, shares														598,286
Number of stock options granted											185,887			2,531,971	1,400,418
Exercise price of common stock granted											$ 1.39			$ 2.07	$ 6.75
Series A Preferred Stock [Member]
Number of shares issued, shares							5,030
Vendors [Member]
Number of shares services rendered, shares											220,601
Number of shares services rendered											$ 321,000
Employees and Consultants [Member]
Number of stock options granted						1,340,333								2,531,971	1,400,418
Exercise price of common stock granted						$ 1.36								$ 2.07	$ 6.75
Expiration period														5 years	5 years
Fair value of stock options grants														$ 4,564,000	$ 9,712,000
Private Placement [Member]
Common per-share price					$ 1.20
Sale and issuance description					The sale and issuance of up to five million shares of our Common Stock at a per-share price of $1.20 (represents a 20% discount to the $1.50 closing price of our Common Stock on that day
Cash fee aggregate amount				$ 499,000
Private placement description				Our Private Placement was managed by the Company; however, in connection with our Closings, we paid a non-U.S. based consultant (i) as a cash fee, an aggregate amount of $499,000 (or 10% of the gross proceeds of our Closings), (ii) as a non-accountable expense allowance, an aggregate of $99,000 (or 2% of the gross proceeds of our Closings), (iii) five-year warrants, exercisable for an aggregate of up to 416,199 shares of our Common stock at a cash-only exercise price of $1.92 per share, and (iv) 100,000 shares of our Common Stock. We made the above-referenced payments only in respect of that portion of the gross proceeds from our Closings for investors introduced to us by the consultant.
Private Placement [Member] | Maximum [Member]
Sale and issuance of common stock					5,000,000
Subsequent Event [Member]
Common stock, subscribed	845,000			3,392,833				845,000	3,392,833		3,392,833		845,000
Proceeds from subscribed common stock	$ 1,014,000							$ 1,014,000	$ 3,430,000
Debt description			The board of directors of Verb Technology Company, Inc., a Nevada corporation (the "Company"), approved management's COVID-19 Full Employment and Cash Preservation Plan (the "Plan"), pursuant to which all directors and senior level management would reduce their cash compensation by 25%, and all other employees and consultants would reduce their cash compensation by 20% (the "Cash Reduction Amount") for a period of three months from April 16, 2020 through July 15, 2020 for one category of plan participants, and April 26, 2020 through July 18, 2020 for the other category of participants. The Plan was designed to promote the continued growth of the Company and avoid the lay-offs and staff cut-backs experienced by many companies affected by the COVID-19 economic crisis. The Cash Reduction Amount is to be paid in shares of the Company's common stock (the "Shares") through an allocation of shares from the Company's 2019 Omnibus Incentive Plan (the "Omnibus Incentive Plan") and granted pursuant to stock award agreements entered into effective as of April 10, 2020 (the "Grant Date") between the Company and each of the Company's directors, executive officers, employees, and consultants. The stock award agreements provide that the Shares will vest on July 18, 2020 (the "Vesting Date") as long as the recipient remains in continuous service to the Company during the time from the Grant Date through the Vesting Date. The Shares were valued at $1.198 per share in accordance with the provisions of the Omnibus Incentive Plan, which provides that the value shall be determined based on the volume weighted average price of the Company's common stock during a period of up to the 30-trading days prior to the Grant Date. Total Common Stock granted as part of the Cash Preservation Plan on April 10, 2020 was 589,099 with a fair value of $866,000. The shares were valued based on the market value of the Company's stock price on the grant date and will be amortized over the life of the agreements and recorded as stock compensation expense. As of the date of this report the restricted shares have not been issued to the respective employees.
Number of shares granted of common stock, shares			589,099
Number of shares granted of common stock			$ 866,000
Subsequent Event [Member] | Paycheck Protection Program [Member]
Proceeds from loans		$ 1,218,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Number of shares issued, shares													741,933
Conversion of preferred stock													1,150
Subsequent Event [Member] | Vendors [Member]
Number of shares services rendered, shares										463,641			407,633
Number of shares services rendered										$ 585,427			$ 444,000
Subsequent Event [Member] | Employee [Member]
Number of shares restricted stock award													11,025
Subsequent Event [Member] | Employees and Consultants [Member]
Number of stock options granted										160,750			323,887
Exercise price of common stock granted										$ 1.37			$ 1.38
Expiration period										5 years			5 years
Stock option vesting, description										Expire in five years, and vest over a period of four years from grant date.			Expire in five years, and vest over a period of four years from grant date.
Fair value of stock options grants										$ 217,000			$ 437,000
Subsequent Event [Member] | Series A Stockholders [Member]
Warrant to purchase of common stock					2,303,861
Warrant term					5 years
Warrant exercise price					$ 1.20
Fair value derivative liability upon issuance					$ 3,951,000
Fair value of deemed dividend					$ 3,951,000
Subsequent Event [Member] | Private Placement [Member]
Common per-share price					$ 1.20
Sale and issuance description					The sale and issuance of up to five million shares of its Common Stock at a per-share price of $1.20, which amount represents a 20% discount to the $1.50 closing price of the Company's Common Stock on that day, and is memorialized by a subscription agreement.
Common stock, subscribed				4,237,833					4,237,833		4,237,833
Cash fee aggregate amount				$ 499,000
Private placement description				The Company's private placement is exempt from the registration requirements of Section 5 of the Securities Act, in reliance on Section 4(a)(2) thereof and/or Rule 506 of Regulation D and Regulation S thereunder, each as promulgated by the SEC. The Company's private placement was managed by the Company; however, in connection with the closings, the Company paid a non-U.S. based consultant (i) as a cash fee, an aggregate amount of $499,000 (or 10% of the gross proceeds of the closings), (ii) as a non-accountable expense allowance, an aggregate of $100,000 (or 2% of the gross proceeds of the closings), (iii) five-year warrants, exercisable for an aggregate of up to 416,199 shares of the Company's Common stock at a cash-only exercise price of $1.92 per share, and (iv) 100,000 shares of the Company's Common Stock.
Incurred expense				$ 42,000
Subsequent Event [Member] | Private Placement [Member] | Maximum [Member]
Sale and issuance of common stock					5,000,000